THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.3%

	Shares	Value

COMMUNICATION SERVICES — 11.7%
Alphabet, Cl C *	237	$640,948

Comcast, Cl A	14,500	853,035

DISH Network, Cl A *	21,400	896,446

Fox	11,000	392,260

Liberty Media -Liberty SiriusXM, Cl C *	18,225	841,995

Verizon Communications	16,125	899,452

		4,524,136

CONSUMER DISCRETIONARY — 9.8%
Dollar Tree *	12,000	1,197,480

eBay	10,000	682,100

LKQ*	19,000	964,250

O’Reilly Automotive *	1,000	603,840

TJX	5,000	344,050

		3,791,720

CONSUMER STAPLES — 6.6%
Anheuser-Busch InBev ADR	6,000	377,880

Kraft Heinz	23,100	888,657

Post Holdings *	12,500	1,279,250

		2,545,787

ENERGY — 4.4%
Baker Hughes, Cl A	15,000	318,600

Marathon Petroleum	8,000	441,760

Williams	38,325	960,041

		1,720,401

FINANCIALS — 19.1%
American International Group	7,000	331,450

Arch Capital Group *	29,000	1,131,000

Bank of America	25,000	959,000

Berkshire Hathaway, Cl B *	5,800	1,614,082

Charles Schwab	9,100	618,345

Progressive	12,600	1,199,016

Wells Fargo	25,000	1,148,500

Willis Towers Watson	2,000	412,160

		7,413,553

HEALTH CARE — 20.4%
Cigna	4,709	1,080,668

CVS Health	17,200	1,416,592

Laboratory Corp of America Holdings *	1,625	481,244

McKesson	6,100	1,243,363

Merck	20,000	1,537,400

Organon	20,000	580,200

Regeneron Pharmaceuticals *	1,000	574,610

Vertex Pharmaceuticals *	5,000	1,007,900

		7,921,977

INDUSTRIALS — 6.4%
Lockheed Martin	4,100	1,523,847

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THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO July 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Raytheon Technologies	11,000	$956,450

		2,480,297

INFORMATION TECHNOLOGY — 11.2%
Applied Materials	3,000	419,790

Cisco Systems	16,000	885,920

Dell Technologies, Cl C *	8,000	772,960

FleetCor Technologies *	3,000	774,660

Intel	18,000	966,960

Nintendo ADR	8,000	514,000

		4,334,290

UTILITIES — 3.7%
Dominion Energy	19,000	1,422,530

TOTAL COMMON STOCK (Cost $26,957,122)		36,154,691

SHORT-TERM INVESTMENT — 6.8%

Federated Government Obligations Money Market Fund, Cl I, 0.030% (A)	2,639,836	2,639,836

TOTAL SHORT-TERM INVESTMENT (Cost $2,639,836)		2,639,836

TOTAL INVESTMENTS— 100.1% (Cost $29,596,958)		$38,794,527

Percentages are based on Net Assets of $38,753,740.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR	American Depositary Receipt
Cl	Class

As of July, 31, 2021, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July, 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

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